WARRANT LIABILITIES AND WARRANT RESERVE (Details Narrative) - SGD ($)	Apr. 13, 2023	Dec. 31, 2025	Jul. 01, 2025	Dec. 31, 2024	Jan. 17, 2024	Jan. 03, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
No par value per share	$ 0
Warrant reserve amount							$ 73,930
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,812	7,860
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrant reserve amount				$ 73,930
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			63,281
Ordinary shares [member] | Underwriting agreements [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	120,618
Shares offering percent	5.00%
Exercise price	$ 4.00
Expire period	5 years
Ordinary shares [member] | Initial public offering [member] | Underwriting agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,412,369
Par value per share	$ 4.00